STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - Bank First Retirement Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 10,091,367
Interest and dividends	2,581,787
Other	792
Contributions:
Participant	3,016,949
Employer	1,505,060
Rollover	128,786
TOTAL ADDITIONS	17,324,741
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Benefits paid to participants	11,583,931
Administrative expenses	166,756
TOTAL DEDUCTIONS	11,750,687
CHANGE IN NET ASSETS AVAILABLE FOR BENEFITS	5,574,054
Net assets available for benefits, BEGINNING OF YEAR	67,946,629
Net assets available for benefits, END OF YEAR	$ 73,520,683